ACCOUNT PAYABLES AND OTHER ACCRUALS (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Accounts Payable and Accrued Liabilities [Line Items]
Trading and clearing system	$ 232,271	$ 535,877
Accruals for professional fees	8,019	7,590
Accruals for office rental	15,676	19,901
Payroll payables	2,425	1,705	0
Other payables	410,893	2,639	0
Accruals for office rental	$ 669,284	$ 567,712	$ 0